Consolidated Balance Sheet	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 39,779,000,000	$ 1,434,000,000	$ 30,420,000,000
Financial assets at fair value through profit or loss	3,000,000	0	10,000,000
Hedging financial assets	0	0	2,000,000
Contract assets	5,554,000,000	200,000,000	5,331,000,000
Trade notes and accounts receivable, net	23,947,000,000	863,000,000	22,622,000,000
Receivables from related parties	41,000,000	1,000,000	230,000,000
Inventories	11,327,000,000	408,000,000	12,409,000,000
Prepayments	2,330,000,000	84,000,000	2,306,000,000
Other current monetary assets	5,061,000,000	183,000,000	6,124,000,000
Other current assets	2,979,000,000	108,000,000	2,349,000,000
Total current assets	91,021,000,000	3,281,000,000	81,803,000,000
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	909,000,000	33,000,000	677,000,000
Financial assets at fair value through other comprehensive income	3,616,000,000	130,000,000	7,193,000,000
Investments accounted for using equity method	7,137,000,000	257,000,000	6,695,000,000
Contract assets	2,608,000,000	94,000,000	2,495,000,000
Property, plant and equipment	289,100,000,000	10,423,000,000	281,416,000,000
Right-of-use assets	11,051,000,000	398,000,000	11,009,000,000
Investment properties	9,663,000,000	348,000,000	9,621,000,000
Intangible assets	83,945,000,000	3,026,000,000	90,285,000,000
Deferred income tax assets	2,785,000,000	100,000,000	3,133,000,000
Incremental costs of obtaining a contract	988,000,000	36,000,000	1,000,000,000
Net defined benefit assets	3,391,000,000	122,000,000	3,373,000,000
Prepayments	1,798,000,000	65,000,000	2,214,000,000
Other noncurrent assets	4,863,000,000	176,000,000	5,266,000,000
Total noncurrent assets	421,854,000,000	15,208,000,000	424,377,000,000
TOTAL	512,875,000,000	18,489,000,000	506,180,000,000
CURRENT LIABILITIES
Short-term loans	65,000,000	2,000,000	67,000,000
Short-term bills payable	0	0	6,999,000,000
Financial liabilities at fair value through profit or loss	6,000,000	0	0
Hedging financial liabilities	8,000,000	0	0
Contract liabilities	12,234,000,000	441,000,000	13,437,000,000
Trade notes and accounts payable	18,063,000,000	651,000,000	15,591,000,000
Payables to related parties	392,000,000	14,000,000	646,000,000
Current tax liabilities	6,530,000,000	235,000,000	6,157,000,000
Lease liabilities	3,211,000,000	116,000,000	3,382,000,000
Other payables	24,437,000,000	881,000,000	23,988,000,000
Provisions	285,000,000	10,000,000	314,000,000
Current portion of long-term loans	0	0	1,600,000,000
Other current liabilities	998,000,000	37,000,000	1,042,000,000
Total current liabilities	66,229,000,000	2,387,000,000	73,223,000,000
NONCURRENT LIABILITIES
Long-term loans	1,600,000,000	58,000,000	0
Bonds payable	26,977,000,000	972,000,000	19,980,000,000
Contract liabilities	6,840,000,000	247,000,000	7,289,000,000
Deferred income tax liabilities	2,189,000,000	79,000,000	1,967,000,000
Provisions	142,000,000	5,000,000	101,000,000
Lease liabilities	7,062,000,000	255,000,000	6,215,000,000
Customers’ deposits	5,336,000,000	192,000,000	4,827,000,000
Net defined benefit liabilities	2,288,000,000	82,000,000	3,415,000,000
Other noncurrent liabilities	5,082,000,000	184,000,000	1,890,000,000
Total noncurrent liabilities	57,516,000,000	2,074,000,000	45,684,000,000
Total liabilities	123,745,000,000	4,461,000,000	118,907,000,000
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE PARENT
Common stocks	77,574,000,000	2,796,000,000	77,574,000,000
Additional paid-in capital	149,810,000,000	5,401,000,000	149,790,000,000
Retained earnings
Legal reserve	77,574,000,000	2,796,000,000	77,574,000,000
Special reserve	2,676,000,000	97,000,000	2,676,000,000
Unappropriated earnings	70,157,000,000	2,529,000,000	67,574,000,000
Total retained earnings	150,407,000,000	5,422,000,000	147,824,000,000
Others	(408,000,000)	(15,000,000)	927,000,000
Total equity attributable to stockholders of the parent	377,383,000,000	13,604,000,000	376,115,000,000
NONCONTROLLING INTERESTS	11,747,000,000	424,000,000	11,158,000,000
Total equity	389,130,000,000	14,028,000,000	387,273,000,000
TOTAL	$ 512,875,000,000	$ 18,489,000,000	$ 506,180,000,000